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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



Report for the Calendar Year or Quarter Ended March 31, 2009

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Atticus Capital LP
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)
767 Fifth Avenue, 12th Floor          New York            New York         10153

13F File Number: 28-11916

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Timothy R. Barakett    Chairman and Chief Executive Officer         212-256-8000
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                 /s/ Kevin Tagami
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                       New York, New York May 15, 2009
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  1
                                        -------------
Form 13F Information Table Entry Total:             5
                                        -------------
Form 13F Information Table Value Total:      $118,211
                                        -------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers for all individual investment managers with respect to which report is filed, other than the manager filing this report.


   13F File No.: Name:
   ------------- ---------------------------
1. 28-12928      Atticus Management Limited
   ------------- ---------------------------

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COSTCO WHSL CORP NEW    COM           22160K105 $ 47,710  1,030,000   SH    PUT    DEFINED       1            0  1,030,000        0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MASTERCARD INC          CL A          57636Q104  $ 3,835     22,900   SH    NULL   DEFINED       1            0     22,900        0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NOKIA CORP              SPONSORED ADR 654902204  $ 4,085    350,000   SH    NULL   DEFINED       1            0    350,000        0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VISA INC                COM CL A      92826C839  $ 6,789    122,100   SH    NULL   DEFINED       1            0    122,100        0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WYETH                   COM           983024100 $ 55,793  1,296,300   SH    NULL   DEFINED       1            0  1,296,300        0
------------------------------------------------------------------------------------------------------------------------------------
